Form N-1A Cover	Jun. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	FRANKLIN U.S. GOVERNMENT MONEY FUND
Entity Central Index Key	0000038778
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Prospectus Date	Nov. 01, 2025